Note 39 - Operating Segments	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
39	Operating segments

The Group's operating segments have been identified based on geographic areas. The strategic business units are managed separately because they require different technology and marketing strategies. For each of the strategic business units, the Group’s CEO reviews internal management reports on at least a quarterly basis. Blanket Mine, Bilboes oxide mine, exploration and evaluation assets (“E&E projects”) and South Africa describe the Group's reportable segments. The Blanket operating segment comprises Caledonia Holdings Zimbabwe (Private) Limited, Blanket Mine (1983) (Private) Limited, Blanket’s satellite projects and Caledonia Mining Services (Private) Limited (“CMS solar”). The Bilboes oxide mine segment comprises the oxide mining activities. The E&E projects segment includes the exploration and evaluation activities of the Bilboes sulphide project as well as the Motapa and Maligreen projects. The South African segment represents the sales made by Caledonia Mining South Africa Proprietary Limited to the Blanket Mine. The holding company (Caledonia Mining Corporation Plc) and Greenstone Management Services Holdings Limited (a UK company) are responsible for corporate administrative functions within the Group and contribute to the strategic decision making process of the CEO and are therefore included in the disclosure below and combined with corporate and other reconciling amounts that do not represent a separate segment. Information regarding the results of each reportable segment is included below.

Performance is measured based on profit before income tax, as included in the internal management report that is reviewed by the Group's CEO. Segment profit or exploration and evaluation cost is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain segments relative to other entities that operate within these industries. The accounting policies of the reportable segments are the same as the Group’s accounting policies.

Information about reportable segments

For the twelve months ended December 31, 2024	Blanket	South Africa	Bilboes oxide mine	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Revenue	179,369	–	3,649	–	–	–	183,018
Inter-segmental revenue	–	19,296	–	–	(19,296)	–	–
Royalty	(9,081)	–	(182)	–	–	–	(9,263)
Production costs	(77,245)	(17,579)	(3,386)	–	17,493	(27)	(80,744)
Depreciation	(16,906)	(152)	–	–	1,081	(44)	(16,021)
Other income	232	1	656	–	(29)	230	1,090
Other expenses*	(6,750)	–	(190)	–	–	–	(6,940)
Administrative expenses	(1,602)	(3,374)	(109)	(10)	35	(10,598)	(15,658)
Management fee	(2,924)	2,924	–	–	–	–	–
Cash-settled share-based expense	–	–	–	–	–	(201)	(201)
Equity-settled share-based expense	–	–	–	–	–	(1,054)	(1,054)
Net foreign exchange (loss) gain	(9,739)	(168)	24	–	(23)	184	(9,722)
Net derivative financial instrument expense	–	–	–	–	–	(831)	(831)
Finance income	–	606	–	–	(2,224)	1,644	26
Finance cost	(3,488)	(8)	(411)	(127)	2,221	(1,344)	(3,157)
Profit (loss) before tax	51,866	1,546	51	(137)	(742)	(12,041)	40,543
Tax expense	(16,418)	(517)	–	–	(78)	(476)	(17,489)
Profit (loss) after tax	35,448	1,029	51	(137)	(820)	(12,517)	23,054

*	Other expenses include impairment of plant and equipment of $1,711 for Blanket , as well as $1,973 and $126 retirement benefits for Blanket and Bilboes respectively.

As at December 31, 2024	Blanket	South Africa	Bilboes oxide mine	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Segment assets:
Current (excluding intercompany, including assets held for sale)	59,222	2,592	–	596	(1,696)	604	61,318
Non-current (excluding intercompany)	198,400	1,084	–	97,308	(5,644)	(4,102)	287,046
Assets held for sale (note 24)	13,512	–	–	–	–	–	13,512
Additions on property, plant and equipment (note 18)	28,570	441	–	–	(1,432)	2	27,581
Additions on evaluation and exploration assets (note 17)	–	–	–	4,889	–	–	4,889
Intercompany balances	53,342	20,101	671	–	(209,380)	135,266	–
Segment liabilities:
Current (excluding intercompany)	(36,507)	(4,032)	–	(1,988)	–	(2,868)	(45,395)
Non-current (excluding intercompany)	(63,731)	(199)	–	(4,089)	(75)	(411)	(68,505)
Intercompany balances	(16,727)	(38,179)	–	(77,091)	209,380	(77,383)	–

For the twelve months ended December 31, 2023	Blanket	South Africa	Bilboes oxide mine	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Revenue	140,615	–	5,699	–	–	–	146,314
Inter-segmental revenue	–	17,623	–	–	(17,623)	–	–
Royalty	(7,318)	–	(319)	–	–	–	(7,637)
Production costs	(68,923)	(16,788)	(13,095)	–	16,097	–	(82,709)
Depreciation	(15,385)	(139)	–	–	1,079	(41)	(14,486)
Other income	236	10	1	–	(1,750)	1,766	263
Other expenses*	(4,353)	–	(14)	–	–	–	(4,367)
Administrative expenses	(912)	(4,301)	(2,101)	(8)	17	(10,124)	(17,429)
Management fee	(3,468)	3,471	–	–	(3)	–	–
Cash-settled share-based expense	–	–	–	–	660	(1,123)	(463)
Equity-settled share-based expense	–	–	–	–	–	(640)	(640)
Net foreign exchange (loss) gain	#(7,451)	(144)	97	–	(71)	797	#(6,772)
Net derivative financial instrument expense	–	–	–	–	–	(1,119)	(1,119)
Finance income	–	39	–	–	–	–	39
Finance cost	(3,323)	448	(189)	(22)	(2)	64	(3,024)
Profit (loss) before tax	#29,718	219	(9,921)	(30)	(1,596)	(10,420)	#7,970
Tax expense	(12,256)	(235)	–	–	(19)	(300)	(12,810)
Profit (loss) after tax	#17,462	(16)	(9,921)	(30)	(1,615)	(10,720)	#(4,840)

*

Other expenses include impairment of plant and equipment of $26 for Blanket and $851 for the Bilboes oxide mine, as well as impairment of the solar VAT and duty receivable amounting to $720 for Blanket.

#	Restated, refer to note 41.

As at December 31, 2023	Zimbabwe	South Africa	Bilboes oxide mine	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Segment assets:
Current (excluding intercompany)	51,236	2,363	–	401	(1,757)	1,986	54,229
Non-current (excluding intercompany)	188,426	697	–	92,664	(5,294)	(2,419)	274,074
Assets held for sale	13,519	–	–	–	–	–	13,519
Additions on property, plant and equipment (note 18)	43,496	120	–	–	(2,570)	(11,440)	29,606
Additions on evaluation and exploration assets (note 17)	–	–	–	76,693	–	–	76,693
Intercompany balances	44,452	16,844	(214)	–	(145,523)	84,441	–
			–
Segment liabilities:
Current (excluding intercompany)	(31,747)	(4,421)	–	(1,755)	–	(2,210)	(40,133)
Non-current (excluding intercompany)	*(57,626)	–	–	(5,932)	4	(416)	*(63,970)
Intercompany balances	(24,412)	(34,193)	–	(5,691)	145,523	(81,227)	–

* Restated, refer to note 41.

For the twelve months ended December 31, 2022	Blanket	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
(Unaudited)
Revenue	142,082	–	–	–	142,082
Inter-segmental revenue	–	19,885	(19,885)	–	–
Royalty	(7,124)	–	–	–	(7,124)
Production costs	(62,701)	(18,883)	18,586	–	(62,998)
Depreciation	(10,735)	(153)	789	(42)	(10,141)
Other income	48	12	–	–	60
Other expenses*	(11,289)	(66)	–	(427)	(11,782)
Administrative expenses	(172)	(3,047)	–	(8,722)	(11,941)
Management fee	(3,454)	3,454	–	–	–
Cash-settled share-based expense	–	–	853	(1,462)	(609)
Equity-settled share-based expense	–	–	–	(484)	(484)
Net foreign exchange gain (loss)	#(5,673)	(119)	(291)	406	#(5,677)
Net derivative financial instrument expense	–	–	–	(1,198)	(1,198)
Finance income	–	17	–	–	17
Finance cost	(861)	(25)	–	229	(657)
Profit (loss) before tax	#40,121	1,075	52	(11,700)	#29,548
Tax expense	#(13,374)	(252)	117	(850)	#(14,359)
Profit (loss) after tax	#26,747	823	169	(12,550)	#15,189

*	Other expenses include impairment of plant and equipment of $8,209 for Blanket, as well as impairment of Connemara North of $720.
#	Restated, refer to note 41.

As at December 31, 2022 (Unaudited)	Zimbabwe	South Africa	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Segment assets:
Current (excluding intercompany)	33,130	1,448	–	(83)	3,932	38,427
Non-current (excluding intercompany)	176,356	822	5,626	(5,446)	19,406	196,764
Additions on property, plant and equipment	38,763	(881)	872	(1,355)	10,821	48,220
Additions on evaluation and exploration assets	7,964	–	1,430	–	4	9,398
Intercompany balances	33,468	12,202	–	(107,227)	61,557	–

Segment liabilities:
Current (excluding intercompany)	(17,451)	(1,901)	–	–	(13,089)	(32,441)
Non-current (excluding intercompany)	*(43,967)	(101)	–	116	(1,109)	*(45,061)
Intercompany balances	(12,725)	(34,753)	–	107,227	(59,749)	–

* Restated, refer to note 41.

For the twelve months ended December 31, 2021	Blanket	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
(Unaudited)
Revenue	121,329	–	–	–	121,329
Inter-segmental revenue	–	21,662	(21,662)	–	–
Royalty	(6,083)	–	–	–	(6,083)
Production costs	(53,117)	(19,902)	19,893	–	(53,126)
Depreciation	(8,348)	(120)	466	(44)	(8,046)
Other income	47	(1)	–	–	46
Other expenses*	(3,241)	–	–	(3,895)	(7,136)
Administrative expenses	(128)	(2,867)	(2)	(6,094)	(9,091)
Management fee	(2,908)	2,908	–	–	–
Cash-settled share-based expense	–	29	691	(1,197)	(477)
Net foreign exchange (loss) gain	#(1,033)	(295)	(92)	389	#(1,031)
Net derivative financial instrument expense	–	(105)	–	(135)	(240)
Finance income	–	14	–	–	14
Finance cost	(1,614)	(16)	–	1,255	(375)
Profit (loss) before tax	#44,904	1,307	(706)	(9,721)	#35,784
Tax expense	#(13,303)	(652)	151	–	#(13,804)
Profit (loss) after tax	#31,601	655	(555)	(9,721)	#21,980

*	Other expenses include impairment of plant and equipment of $498 for Blanket, as well as impairment of Connemara North of $3,837 and CSR $1,167.
#	Restated, refer to note 41.

As at December 31, 2021 (Unaudited)	Zimbabwe	South Africa	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Segment assets:
Current (excluding intercompany)	34,440	2,457	–	(162)	16,198	52,933
Non-current (excluding intercompany)	151,427	2,315	8,648	(4,880)	434	157,944
Additions on property, plant and equipment	30,575	1,713	–	(1,019)	–	31,269
Additions on evaluation and exploration assets	–	–	5,717	–	–	5,717
Intercompany balances	34,512	9,131	–	(91,697)	48,054	–

Segment liabilities:
Current (excluding intercompany)	(10,042)	(1,606)	–	–	(6,040)	(17,688)
Non-current (excluding intercompany)	*(39,628)	(313)	–	322	(1,107)	*(40,726)
Intercompany balances	(12,414)	(35,467)	–	91,697	(43,816)	–

* Restated, refer to note 41.

For the twelve months ended December 31, 2020 (Unaudited)	Blanket	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Revenue	100,002	–	–	–	100,002
Inter-segmental revenue	–	23,214	(23,214)	–	–
Royalty	(5,007)	–	–	–	(5,007)
Production costs	(44,032)	(20,318)	20,639	–	(43,711)
Depreciation	(4,920)	(91)	424	(41)	(4,628)
Other income	4,751	14	–	–	4,765
Other expenses*	(5,180)	(114)	–	(21)	(5,315)
Administrative expenses	(156)	(2,237)	10	(5,614)	(7,997)
Management fee	(2,492)	2,492	–	–	–
Cash-settled share-based expense	–	(114)	634	(1,933)	(1,413)
Net foreign exchange (loss) gain	#(237)	132	(272)	(173)	#(550)
Net derivative financial instrument expense	–	(164)	–	(102)	(266)
Finance income	–	53	–	9	62
Finance cost	(352)	(6)	–	(9)	(367)
Profit (loss) before tax	#42,377	2,861	(1,779)	(7,884)	#35,575
Tax expense	#(11,804)	(854)	380	(253)	#(12,531)
Profit (loss) after tax	#30,573	2,007	(1,399)	(8,137)	#23,044

*	Other expenses include impairment of exploration and evaluation assets of $2,930 and COVID-19 donations of $1,322.
#	Restated, refer to note 41.

As at December 31, 2020 (Unaudited)	Zimbabwe	South Africa	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Segment assets:
Current (excluding intercompany, including assets held for sale)	27,070	5,320	–	(194)	12,390	44,586
Non-current (excluding intercompany)	127,100	716	6,768	(4,237)	2,987	133,334
Assets held for sale	–	–	500	–	–	500
Additions on property, plant and equipment	26,391	151	–	(1,887)	123	24,778
Additions on evaluation and exploration assets	–	–	3,059	–	–	3,059
Intercompany balances	17,482	6,752	–	(69,144)	44,910	–

Segment liabilities:
Current (excluding intercompany)	(6,831)	(1,797)	–	–	(1,336)	(9,964)
Non-current (excluding intercompany)	*(34,996)	–	–	264	(2,112)	(36,844)
Intercompany balances	–	(34,020)	–	69,144	(35,124)	–

* Restated, refer to note 41.

For the twelve months ended December 31, 2019	Blanket	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
(Unaudited)
Revenue	75,826	–	–	–	75,826
Inter-segmental revenue	–	15,973	(15,194)	(779)	-
Royalty	(3,854)	–	–	–	(3,854)
Production costs	(36,278)	(13,740)	13,618	–	(36,400)
Depreciation	(4,645)	(90)	350	(49)	(4,434)
Other income	2,016	258	–	–	2,274
Other expenses*	(498)	(168)	–	–	(666)
Administrative expenses	(126)	(1,736)	–	(3,775)	(5,637)
Management fee	(2,798)	2,798	–	–	-
Cash-settled share-based expense	(234)	(166)	–	(289)	(689)
Net foreign exchange gain	#5,553	9	–	18	#5,580
Profit with sale of subsidiary	–	–	–	5,409	5,409
Net derivative financial instrument expense	–	–	–	(601)	(601)
Finance income	–	99	–	47	146
Finance cost	(299)	(42)	–	(3)	(344)
Loss) before tax	# 34,663	3,195	(1,226)	(22)	#36,610
Tax expense	#(10,166)	(825)	192	(128)	#(10,927)
Profit (loss) after tax	#24,497	2,370	(1,034)	(150)	#25,683

*	Other expenses include impairment of plant and equipment of $144 for Blanket.
#	Restated, refer to note 41.

As at January 1, 2020 (Unaudited)	Zimbabwe	South Africa	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Segment assets:
Current (excluding intercompany)	21,608	3,383	–	(139)	4,987	29,839
Non-current (excluding intercompany)	108,472	315	7,139	(2,456)	244	113,714
Additions on property, plant and equipment	21,293	47	–	(1,165)	248	20,423
Additions on evaluation and exploration assets	–	–	172	–	–	172
Intercompany balances	–	8,869		(52,783)	43,914	–

Segment liabilities:
Current (excluding intercompany)	(7,177)	(1,546)	–	–	(1,156)	(9,879)
Non-current (excluding intercompany)	*(33,803)	(17)	–	140	5	*(33,675)
Intercompany balances	(2,441)	(32,558)	–	52,783	(17,784)	–

* Restated, refer to note 41.

Major customer

Revenues from Fidelity amounted to $47,974 (2023: $66,177; 2022: $142,082) for the twelve months ended December 31, 2024 representing 23,567 ounces (2023: 35,415 ounces, 2022: 80,094 ounces).

The Group has made $111,946 (2023: $80,137, 2022: $Nil) of sales to AEG and $23,098 (2023: $Nil, 2022: $Nil) to Stonex Financial Limited up to December 31, 2024, representing 45,505 ounces (2023: 41,117 ounces, 2022: Nil ounces) and 8,845 ounces (2023: Nil ounces, 2022: Nil ounces) respectively. Management believes this new sales mechanism reduces the risk associated with selling and receiving payment from a single refining source in Zimbabwe. It also creates the opportunity to use more competitive offshore refiners and it may allow for the Company to raise debt funding secured against offshore gold sales.